Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Group’s contractual obligations as of December 31, 2022:
	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$

Long-term bank borrowings (i)	10,000	1,450	-	10,000	-	-
Operating lease liabilities (ii)	6,485	940	1,696	1,785	1,991	1,013
Loan payable to WuYi Transportation Construction (iii)	6,500	942	6,500	-	-	-
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) (iv)	1,281	186	1,281	-	-	-
Total	24,266	3,518	9,477	11,785	1,991	1,013
(i)	The Group’s commitment for long-term bank borrowings as of December 31, 2022 is discussed in Note 13 BANK BORROWINGS.
(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2022 is discussed in Note 15 LEASES.
(iii)	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2022 is discussed in Note 16 LOAN PAYABLES and Note 23 SUBSEQUENT EVENTS.
(iv)	The Group’s commitment for the payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) as of December 31, 2022 is discussed in Note 23 SUBSEQUENT EVENTS.